EARNINGS PER SHARE (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Weighted average number of shares used in the computation of basic earnings per share	913	851
Weighted average number of shares used in the computation of diluted earnings per share	920	859
Net income attributable to ordinary shareholders	$ 570	$ 446
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	1,022		1,016
Treasury, shares	108		108